OTHER ASSETS - Other noncurrent assets (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OTHER ASSETS
Other assets	$ 336.1	$ 310.5
Less current portion of contract assets	(168.4)	(144.4)	$ (132.8)
Less current portion of contract costs (included in "Other current assets")	(54.5)	(53.4)
Total other assets	$ 113.2	$ 112.7	$ 100.9